Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	$ 106,761	$ 109,384
Total prepaid expenses and other current assets	12,068	14,816
Total accounts payable and accrued expenses	25,466	23,404
Total container contracts payable	136,937	9,394
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	93,686	96,158
Total prepaid expenses and other current assets	11,971	14,627
Total accounts payable and accrued expenses	22,829	21,451
Total container contracts payable	136,937	9,394
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	13,075	13,226
Total prepaid expenses and other current assets	97	189
Total accounts payable and accrued expenses	$ 2,637	$ 1,953